TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 22, 2017	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Amount added (deducted) to unrecognized tax benefits derived from interest and exchange				$ 290	$ 911	$ 36
Accrued interest liability on uncertain tax positions			$ 134	$ 134	$ 1,225
Tax rate			34.00%	24.00%	25.00%	26.50%
Tax exempt undistributed retained earnings			$ 128,750	$ 128,750
Income tax liability, contingent upon distribution of previously tax exempt earnings			30,900	$ 30,900
Corporate statutory tax rate on 2018 and thereafter				23.00%
Corporate statutory tax rate on 2017				24.00%
Income tax expense				$ 5,652	$ 1,651	$ 5,297
Foreign [Member] | United States Subsidiary [Member]
Income Taxes [Line Items]
Operating loss carry forward amount			$ 5,075	$ 5,075
Operating loss carryforward limitations of use				can be carried forward and offset against taxable income up to 20 years
Foreign [Member] | United States Subsidiary [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date				Dec. 31, 2024
Foreign [Member] | United States Subsidiary [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date				Dec. 31, 2027
Development Area A [Member]
Income Taxes [Line Items]
Tax rate		9.00%		7.50%
Other Area [Member]
Income Taxes [Line Items]
Tax rate		16.00%
Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax exempt period				2 years
Privileged Enterprise Status [Member] | Domestic [Member]
Income Taxes [Line Items]
Tax benefit, Limitations on Use				The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years from the commencement year, or 12 years from the first day of the year of election.
Percentage of income required to be derived from export in order to earn available tax benefits				25.00%
Preferred Enterprise Status [Member] | Development Zone [Member] | 2015 And Thereafter [Member]
Income Taxes [Line Items]
Tax rate				9.00%
Preferred Enterprise Status [Member] | Elsewhere In Israel [Member] | 2015 And Thereafter [Member]
Income Taxes [Line Items]
Tax rate				16.00%
Minimum [Member]
Income Taxes [Line Items]
Tax rate	34.00%
Minimum [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax reduction period				5 years
Minimum [Member] | Privileged Enterprise Status [Member] | Domestic [Member]
Income Taxes [Line Items]
Tax rate				10.00%
Maximum [Member]
Income Taxes [Line Items]
Tax rate	21.00%
Maximum [Member] | Privileged Enterprise Status [Member]
Income Taxes [Line Items]
Tax reduction period				8 years
Maximum [Member] | Privileged Enterprise Status [Member] | Domestic [Member]
Income Taxes [Line Items]
Tax rate				25.00%